Related party disclosures - Summary of Options Granted to Managing Director and Supervisory Directors (Detail)	12 Months Ended
Dec. 31, 2020 shares $ / shares
Performance Based Options [Member] | Harpreet Singh
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Harpreet Singh
Type of option	Performance-based options
Grant date	June 30, 2020
Number of Options | shares	1,598,000
Strike Price in USD | $ / shares	$ 10
Expiration date	Jun. 30, 2030
Service Options [Member] | Harpreet Singh
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Harpreet Singh
Type of option	Service options
Grant date	June 30, 2020
Number of Options | shares	168,000
Strike Price in USD | $ / shares	$ 10
Expiration date	Jun. 30, 2030
Service Options [Member] | Peter Chambre
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Peter Chambré
Type of option	Service options
Grant date	June 30, 2020
Number of Options | shares	25,000
Strike Price in USD | $ / shares	$ 10
Expiration date	Jun. 30, 2030
Service Options [Member] | Adam Stone
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Adam Stone
Type of option	Service options
Grant date	June 30, 2020
Number of Options | shares	25,000
Strike Price in USD | $ / shares	$ 10
Expiration date	Jun. 30, 2030
Service Options [Member] | Christoph Hettich
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Christoph Hettich
Type of option	Service options
Grant date	June 30, 2020
Number of Options | shares	25,000
Strike Price in USD | $ / shares	$ 10
Expiration date	Jun. 30, 2030
Service Options [Member] | Heather I. Mason
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Heather L. Mason
Type of option	Service options
Grant date	June 30, 2020
Number of Options | shares	25,000
Strike Price in USD | $ / shares	$ 10
Expiration date	Jun. 30, 2030
Service Options [Member] | Michael G. Atieh
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Michael G. Atieh
Type of option	Service options
Grant date	June 30, 2020
Number of Options | shares	25,000
Strike Price in USD | $ / shares	$ 10
Expiration date	Jun. 30, 2030
Service Options [Member] | Paul Carter
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Paul Carter
Type of option	Service options
Grant date	June 30, 2020
Number of Options | shares	25,000
Strike Price in USD | $ / shares	$ 10
Expiration date	Jun. 30, 2030
Service Options [Member] | Eliot Forster
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Eliot Forster
Type of option	Service options
Grant date	September 14, 2020
Number of Options | shares	25,000
Strike Price in USD | $ / shares	$ 9.16
Expiration date	Sep. 13, 2030
Service Options One [Member] | Harpreet Singh
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Harpreet Singh
Type of option	Service options
Grant date	December 17, 2020
Number of Options | shares	168,000
Strike Price in USD | $ / shares	$ 9.70
Expiration date	Dec. 17, 2030
Matching Stock Options [Member] | Harpreet Singh
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Harpreet Singh
Type of option	Matching Stock options
Grant date	June 30, 2020
Number of Options | shares	264,624
Strike Price in USD | $ / shares	$ 10
Expiration date	Jun. 30, 2030
Matching Stock Options [Member] | Peter Chambre
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Peter Chambré
Type of option	Matching Stock options
Grant date	June 30, 2020
Number of Options | shares	211,974
Strike Price in USD | $ / shares	$ 10
Expiration date	Jun. 30, 2030
Converted Options [Member] | Harpreet Singh
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Harpreet Singh
Type of option	Converted options
Grant date	June 30, 2020
Number of Options | shares	30,939
Strike Price in USD | $ / shares	$ 1.06
Expiration date	Jul. 01, 2027
Converted Options One [Member] | Harpreet Singh
Disclosure of transactions between related parties [line items]
Description of Transactions with related party	Harpreet Singh
Type of option	Converted options
Grant date	June 30, 2020
Number of Options | shares	145,371
Strike Price in USD | $ / shares	$ 1.17
Expiration date	Jan. 01, 2028